Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 01, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥) Segments	Dec. 31, 2023 CNY (¥) Segments	Dec. 31, 2022 CNY (¥) Segments	Dec. 31, 2024 USD ($)
Significant Accounting Policies [Line Items]
Impairment loss property held for sale			¥ 950				¥ 2,510	¥ 13,005
Impairment loss on property plant equipment			17				774	875
Impairment losses intangible assets								8,808
Impairment losses on other non current assets			967	$ 132			29,109	111,308
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]		impairment losses
Convenience translation		USD1.00=RMB7.2993
Accounts receivable	¥ 5,376
Credit losses for prepayment	85		924				10,597	861
Accumulated deficit	¥ 5,461	¥ (4,610,100)	(4,610,100)		¥ (4,610,100)	¥ (4,610,100)	(4,540,848)		$ (631,581)
Reporting units					1
Goodwill of impairment								16,991
Termination of leases			953	131			30,427	27,347
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]		Operating lease
Contract liabilities		¥ 1,751	1,751		¥ 1,751	1,751	5,079		$ 240
Revenue recognized			2,729				5,257	14,736
Other income			804	$ 110			8,464	¥ 6,325
Uncertain income tax percentage					50.00%
Cash and cash equivalents denominated		72,735	72,735		¥ 72,735	72,735	51,000
Short-term borrowings
Number of operating segments					3	3	3	3
Impairment of ROU assets and other long-lived assets [Member]
Significant Accounting Policies [Line Items]
Impairment losses on other non current assets							¥ 25,825	¥ 88,620
Equity Method Investments [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Voting percentage		20.00%	20.00%		20.00%	20.00%			20.00%
Equity Method Investments [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Voting percentage		50.00%	50.00%		50.00%	50.00%			50.00%
Customer One [Member] | Customer Concentration Risk [Member] | Revenue [Member]
Significant Accounting Policies [Line Items]
Percentage of customer					22.80%		21.30%	20.20%
Customer One [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Percentage of customer							39.90%
Customers Two [Member] | Customer Concentration Risk [Member] | Revenue [Member]
Significant Accounting Policies [Line Items]
Percentage of customer					11.90%		19.50%	16.00%
Customers Two [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Percentage of customer					70.80%
Two Suppliers [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Significant Accounting Policies [Line Items]
Percentage of customer					32.00%